LITIGATION AND CONTINGENCIES (Additional Information) (Details) (Arctech, Inc [Member], USD $)	1 Months Ended
	Apr. 04, 2013	Feb. 28, 2013
Arctech, Inc [Member]
Prepayment for purchases of products and other fees		$ 75,000
Loss Contingency, Damages Sought, Value	$ 220,000